Transaction costs - Schedule of Transaction costs (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Transaction costs [abstract]
Acquisition of subsidiaries	$ 331,973	$ 2,154,102	$ 0
Financing commissions	0	2,819,889	0
Transaction cost	$ 331,973	$ 4,973,991	$ 0